INCOME TAXES (Details Narrative) $ in Millions			6 Months Ended		12 Months Ended
	Mar. 21, 2018	Mar. 21, 2018 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Profit tax rates, amount		$ 2
Profit tax rates		8.25%
PRC statutory tax rate			25.00%	25.00%	25.00%	25.00%
Withholding tax rate			10.00%		10.00%
Operating loss carried forward			$ 5,427		$ 166,003
Inland Revenue, Hong Kong [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Withholding tax rate			5.00%		5.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Profit tax rates, amount		$ 2
Profit tax rates		16.50%
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax, description	The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%.	The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%.